Acquisitions & Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Goodwill	$ 60,178	$ 55,949	$ 55,643
2023 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life	6 years
2023 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life	10 years
2023 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	5 years
2023 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2023 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	1 year
2023 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	5 years
Apptio
Acquisitions
Current assets	$ 146
Property, plant and equipment/noncurrent assets	4
Goodwill	3,541
Total assets acquired	5,027
Current liabilities	249
Noncurrent liabilities	166
Total liabilities assumed	415
Total purchase price	$ 4,612
Weighted average useful life	8 years 8 months 12 days
Apptio | Client relationships
Acquisitions
Intangible assets	$ 770
Apptio | Completed technology
Acquisitions
Intangible assets	530
Apptio | Trademarks
Acquisitions
Intangible assets	35
Other Acquisitions 2023
Acquisitions
Current assets	80
Property, plant and equipment/noncurrent assets	12
Goodwill	401
Total assets acquired	647
Current liabilities	41
Noncurrent liabilities	20
Total liabilities assumed	62
Total purchase price	$ 585
Weighted average useful life	6 years 7 months 6 days
Other Acquisitions 2023 | Client relationships
Acquisitions
Intangible assets	$ 44
Other Acquisitions 2023 | Completed technology
Acquisitions
Intangible assets	108
Other Acquisitions 2023 | Trademarks
Acquisitions
Intangible assets	$ 2
2022 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life	7 years
2022 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life	10 years
2022 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	4 years
2022 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2022 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	2 years
2022 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	3 years
Octo
Acquisitions
Current assets	$ 119
Property, plant and equipment/noncurrent assets	8
Goodwill	829
Total assets acquired	1,366
Current liabilities	53
Noncurrent liabilities	50
Total liabilities assumed	103
Total purchase price	$ 1,264
Weighted average useful life	9 years 3 months 18 days
Octo | Client relationships
Acquisitions
Intangible assets	$ 365
Octo | Completed technology
Acquisitions
Intangible assets	30
Octo | Trademarks
Acquisitions
Intangible assets	15
Other Acquisitions 2022
Acquisitions
Current assets	87
Property, plant and equipment/noncurrent assets	8
Goodwill	1,055
Total assets acquired	1,454
Current liabilities	52
Noncurrent liabilities	15
Total liabilities assumed	67
Total purchase price	$ 1,387
Weighted average useful life	6 years 8 months 12 days
Other Acquisitions 2022 | Client relationships
Acquisitions
Intangible assets	$ 204
Other Acquisitions 2022 | Completed technology
Acquisitions
Intangible assets	90
Other Acquisitions 2022 | Trademarks
Acquisitions
Intangible assets	$ 10
2021 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life		4 years
2021 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life		10 years
2021 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life		4 years
2021 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life		7 years
2021 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life		1 year
2021 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life		6 years
Turbonomic
Acquisitions
Current assets		$ 115
Property, plant and equipment/noncurrent assets		11
Goodwill		1,390
Total assets acquired		1,957
Current liabilities		73
Noncurrent liabilities		55
Total liabilities assumed		128
Total purchase price		$ 1,829
Weighted average useful life		9 years
Turbonomic | Client relationships
Acquisitions
Intangible assets		$ 309
Turbonomic | Completed technology
Acquisitions
Intangible assets		117
Turbonomic | Trademarks
Acquisitions
Intangible assets		15
Other Acquisitions 2021
Acquisitions
Current assets		112
Property, plant and equipment/noncurrent assets		18
Goodwill		1,073
Total assets acquired		1,636
Current liabilities		68
Noncurrent liabilities		56
Total liabilities assumed		124
Total purchase price		$ 1,512
Weighted average useful life		6 years 7 months 6 days
Other Acquisitions 2021 | Client relationships
Acquisitions
Intangible assets		$ 196
Other Acquisitions 2021 | Completed technology
Acquisitions
Intangible assets		206
Other Acquisitions 2021 | Trademarks
Acquisitions
Intangible assets		$ 31